Securities Financing Including Redeemable Preferred Stocks- Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 04, 2015	Dec. 31, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Common stock issued		27,131,724	26,968,212
Common stock, par value		$ 0.10
Estimated fair value of warrant		$ 22,300,000
Number of common shares into which warrants may be converted		4,103,746
Warrants, last exercisable date		Dec. 04, 2025
Liquidated damages percentage		0.25%
Additional liquidated damages percentage		0.25%
Maximum increase of liquidated damages		1.00%
Aggregate liquidated damages percentage		3.00%
Series E Redeemable Preferred Stock [Member]
Class Of Stock [Line Items]
Estimated fair value of preferred stock		$ 187,700,000
Preferred stock cumulative dividend rate		14.00%
Participating right in dividends and liquidating distributions expressed in number of common shares		456,225
Participating right in dividends and liquidating distributions expressed as a percentage of common shares		2.00%
Minimum percentage of stock holding required		10.00%
Liquidation preference per share		$ 1,000
Series E Redeemable Preferred Stock [Member] | Certificate of Designations [Member]
Class Of Stock [Line Items]
Preferred shares authorized		210,000
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock cumulative dividend rate		12.00%	12.00%
Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock cumulative dividend rate		6.00%	6.00%
Series F Redeemable Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock voting rights shares		4,559,971
Percentage of common stock voting rights		19.99%
Voting rights description		The Series F COD authorizes one (1) shares of Series F Redeemable Preferred. The Series F Redeemable Preferred has voting rights (the “Series F Voting Rights”) to vote as a single class on all matters which the common stock have the right to vote and is entitled to a number of votes equal to 4,559,971 shares of our common stock, which is equal to 19.99% of the number of outstanding shares of our common stock before the completion of the Private Placement; provided however, the number of votes that may be cast by the Series F Redeemable Preferred will be reduced automatically upon the occurrence of the following specified events:  upon any exercise of the Warrants, the Series F Voting Rights shall be reduced by a number of votes equal to the number of shares of our common stock into which the Warrants are exercised,  upon the redemption or exchange of each share of Series E for our common stock, the Series F Voting Rights shall be reduced by a number of shares of common stock equal to the amount specified in clauses (i) and (ii) of Participation Rights Value as specified in the Series E COD, and  upon (A) expiration of the exercise period set forth in the Warrants or exercise in full of the Warrants and (B) redemption or exchange in full of all shares of Series E Redeemable Preferred for our common stock, cash or otherwise, the Series F Voting Rights shall be reduced to zero.
Series F Redeemable Preferred Stock [Member] | Upon Liquidation Event [Member]
Class Of Stock [Line Items]
Liquidation preference per share		$ 100
Preferred stock redemption price per share		$ 0.01
Private Placement [Member]
Class Of Stock [Line Items]
Percentage of common shares into which warrants may be converted	17.99%
Renewed rights agreement	Dec. 04, 2008
Private Placement [Member] | Warrants to Purchase [Member]
Class Of Stock [Line Items]
Common stock issued	4,103,746
Common stock, par value	$ 0.10
Private Placement [Member] | Series E Redeemable Preferred Stock [Member]
Class Of Stock [Line Items]
Value of shares under purchase agreement	$ 210,000,000